Going Concern Considerations and Management's Plan	1 Months Ended	3 Months Ended
	Jan. 31, 2015	Apr. 30, 2015
Going Concern Considerations and Management's Plan
GOING CONCERN CONSIDERATIONS AND MANAGEMENT'S PLAN

4. GOING CONCERN CONSIDERATIONS AND MANAGEMENT'S PLAN

        The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern. The Company has incurred recurring losses and negative cash flows from operations since inception. The Company has not generated revenues and has funded its operating losses through the issuance of convertible notes payable and Series A convertible redeemable preferred stock ("Series A preferred stock"). The Company has a limited operating history and its prospects are subject to risks, expenses and uncertainties frequently encountered by companies in the industry.

        The significant risks and uncertainties described herein could have a significant negative impact on the financial viability of BioPharmX and raise substantial doubt about the Company's ability to continue as a going concern. Management is working on the Company's business model to increase working capital by managing its cash flow, securing financing and introducing its first product to market.

        Risks include, but are not limited to, the uncertainty of availability of additional financing and the uncertainty of achieving future profitability. Management of the Company intends to raise additional funds through the issuance of equity securities. There can be no assurance that such financing will be available or on terms which are favorable to the Company. Failure to generate sufficient cash flows from operations, raise additional capital or reduce certain discretionary spending could have a material adverse effect on the Company's ability to achieve its intended business objectives. These factors raise substantial doubt about the Company's ability to continue as a going concern. The financial statements do not contain any adjustments that might result from the outcome of this uncertainty.

        As shown in the accompanying consolidated financial statements, the Company incurred a net loss of $1.1 million and $364,000 (unaudited) during the months ended January 31, 2015 and 2014, respectively, and $7.8 million and $1.6 million during the years ended December 31, 2014 and 2013, respectively, and had an accumulated deficit of $10.6 million as of January 31, 2015. As of January 31, 2015, the Company had working capital of $148,000. While management of the Company believes that it has a plan to fund ongoing operations, there is no assurance that its plan will be successfully implemented. The Company is experiencing the following risks and uncertainties in the business:

        The discovery of key raw materials to formulate novel products depends on the Company's ability to identify, negotiate and secure procurement of such materials. This also depends on the Company's ability to establish comprehensive and long term vendor contracts and relationships.

        The Company's ability to compete and to achieve its product platform strategy depends on its ability to protect its proprietary discoveries and technologies. The Company currently relies on a combination of copyrights, trademarks, trade secret laws and confidentiality agreements to protect its intellectual property rights. The Company also relies upon unpatented know-how and continuing technological innovation.

        The Company's continued operations are dependent upon its ability to identify, recruit and retain adequate management personnel and contractors to perform certain jobs such as research and development, patent generation, regulatory affairs and general administrative functions. The Company requires highly trained professionals of varying levels and experience along with a flexible work force.

        The Company's ability to generate income in the short-run will depend greatly on the rate of adoption and ability to establish a market for the Company's VI2OLET iodine dietary supplement.

        Research and development for novel prescription or OTC based products can be very extensive and lengthy in nature; and the clinical trial process with the Food and Drug Administration can require significant funding and time consuming patient studies. The competitive landscape could change significantly over the time period to complete targeted product development milestones. The current competition for BioPharmX's products could also turn into strategic partners or potential acquirers in the future.

2. GOING CONCERN CONSIDERATIONS AND MANAGEMENT’S PLAN

The accompanying condensed consolidated financial statements have been prepared assuming the Company will continue as a going concern. The Company has incurred recurring losses and negative cash flows from operations since inception. The Company has generated de minimis revenues and has funded its operating losses through the issuance of convertible notes payable, Series A convertible redeemable preferred stock and warrants.

The Company has a limited operating history and its prospects are subject to risks, expenses and uncertainties frequently encountered by companies in the industry.

The significant risks and uncertainties described herein could have a significant negative impact on the financial viability of the Company and raise substantial doubt about the Company’s ability to continue as a going concern.  On April 9, 2015, the Company filed a registration statement on Form S-1 pursuant to the Securities Act of 1933, as amended (the “Registration Statement”), with the SEC in connection with the Offering for an aggregate offering amount of up to $20 million. Management is implementing a business model to increase working capital by managing its cash flow, securing financing and increasing revenue related to its first product.

Failure to generate sufficient cash flows from operations, raise additional capital or reduce certain discretionary spending could have a material adverse effect on the Company’s ability to achieve its intended business objectives. These factors raise substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not contain any adjustments that might result from the outcome of this uncertainty.

As shown in the accompanying condensed consolidated financial statements, the Company incurred a net loss of $3.6 million and $1.3 million during the three months ended April 30, 2015 and 2014, respectively, and had an accumulated deficit of $14.3 million as of April 30, 2015. As of April 30, 2015, the Company had a working capital deficit of $1.3 million. While management of the Company believes that it has a plan to fund ongoing operations, there is no assurance that its plan will be successfully implemented. The Company is experiencing the following risks and uncertainties in the business:

•

The discovery of key raw materials to formulate novel products depends on the Company’s ability to identify, negotiate and secure procurement of such materials. This also depends on the Company’s ability to establish comprehensive and long-term vendor contracts and relationships.

•

The Company’s ability to compete and to achieve its product platform strategy depends on its ability to protect its proprietary discoveries and technologies. The Company currently relies on a combination of copyrights, trademarks, trade secret laws and confidentiality agreements to protect its intellectual property rights. The Company also relies upon unpatented know-how and continuing technological innovation.

•

The Company’s continued operations are dependent upon its ability to identify, recruit and retain adequate management personnel and contractors to perform certain jobs, such as research and development, patent generation, regulatory affairs and general administrative functions. The Company requires highly trained professionals of varying levels and experience along with a flexible work force.

•	The Company’s ability to generate income in the short-run will depend greatly on the rate of adoption and ability to establish a market for the Company’s VI2OLET iodine dietary supplement.

•

Research and development for novel prescription or OTC based products can be very extensive and lengthy in nature, and the clinical trial process with the Food and Drug Administration can require significant funding and time consuming patient studies. The competitive landscape could change significantly over the time period to complete targeted product development milestones. The current competition for the Company’s products could also turn into strategic partners or potential acquirers in the future.